Technology and content expense	9 Months Ended
Sep. 30, 2020
Technology and content expense
Technology and content expense

20      Technology and content expense

Technology and content expense is comprised of the following:

	For the three months ended		For the nine months ended
	September 30,		September 30,
In thousands of EUR	2020	2019	2020	2019
Staff Costs - Technology and content	3,197	3,157	10,018	9,562
Technology license and maintenance expenses	3,115	3,827	10,522	9,982
Technology and content expense	6,312	6,984	20,540	19,544